Consolidated Statements of Financial Position Statement - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 231,596	$ 234,898
Accounts receivable	15,668	7,481
Inventories	41,432	40,926
Prepaid expenses	10,922	6,581
Current assets	299,618	289,886
Non-current assets
Other long-term assets	114,680	6,187
Restricted cash	22,193	20,042
Mining interests and plant and equipment	1,049,309	976,044
Deferred tax assets	0	6,535
Total assets	1,485,800	1,298,694
Current liabilities
Accounts payable and accrued liabilities	84,746	72,076
Share based liabilities	1,898	0
Convertible debentures	0	84,961
Finance leases	16,358	12,877
Income tax payable	8,337	3,747
Deferred premium on flow through shares	0	2,943
Provisions	19,133	20,975
Current liabilities	130,472	197,579
Non-current liabilities
Share based liabilities	218	436
Finance leases	22,217	15,157
Long term balance	41,652	40,994
Deferred tax liabilities	133,645	138,614
Total liabilities	328,204	392,780
Shareholders' equity
Share capital	951,184	900,389
Equity portion of convertible debentures	0	15,674
Reserves	33,122	49,997
Accumulated other comprehensive income	36,078	(71,585)
Retained earnings	137,212	11,439
Shareholders' equity	1,157,596	905,914
Liabilities and shareholders' equity	$ 1,485,800	$ 1,298,694